Income taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income taxes
Schedule of tax benefit/(expense)

	For the year ended	For the year ended	For the year ended
	December 31, 2013	December 31, 2014	December 31, 2015
Current tax	(13,462)	(189,622)	(253,980)
Deferred tax	28,489	116,232	96,648

	15,027	(73,390)	(157,332)

Schedule of components of deferred tax assets

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Deferred tax assets:
Temporary differences:
Amortization of intangible assets	1,135	610
Accrued warranty costs	49,309	80,900
Accrued expenses	25,438	49,819
Net loss carried forward	229,859	232,599
Depreciation of property, plant and equipment	103,758	123,937
Inventory write-down	9,813	10,470
Allowance for doubtful accounts	66,991	67,071
Allowance for advance to suppliers	18,665	17,684
Impairment loss on property, plant and equipment and project assets	103,195	84,663
Accrued interest	27,279	45,507
Government grant for the acquisition of land use rights and property, plant and equipment	44,057	40,354
Timing difference for revenue recognition of retainage contract	32,746	48,683
Unrealized profit	15,769	45,462
Others	2,935	6,097

Deferred tax assets	730,949	853,856

Deferred tax liabilities:
Temporary differences:
Capitalized interest	(35,333)	(34,868)

Deferred tax liabilities	(35,333)	(34,868)

Less: valuation allowance	(456,925)	(483,649)

Deferred tax assets-net	238,691	335,339

Deferred tax assets are analyzed as:

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Current	90,169	139,143
Non-Current	183,855	231,064

	274,024	370,207

Deferred tax liability are analyzed as:
Current	—	—
Non-Current	(35,333)	(34,868)

	(35,333)	(34,868)

	238,691	335,339

Schedule of movement of the valuation allowance for deferred tax assets

	As of December 31,	As of December 31,	As of December 31,
	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of the year	576,541	683,341	456,925
Business combination	63,873	—	—
Allowance made during the year	158,904	40,619	119,448
Reversals and utilization	(115,977)	(267,035)	(92,724)

Balance at end of the year	683,341	456,925	483,649

Schedule of reconciliation between provision for income tax

	For the year ended	For the year ended	For the year ended
	December 31, 2013	December 31, 2014	December 31, 2015
PRC enterprise income tax	(25)%	25%	25%
Effect of permanent differences:
Share based compensation and other permanent difference	4.03%	4.50%	2.78%
Effect of tax holiday (1)	2.39%	(8.35)%	(7.54)%
Difference of tax rates of subsidiaries outside of China (2)	5.78%	(0.08)%	(0.25)%
Effect of tax rate change (3)	(0.32)%	24.30%	(3.06)%
Additional tax for previously approved tax holiday	—%	—%	—%
Withholding tax for dividend distribution	—%	—%	—%
Intra-group investment disposal income subject to tax	—	12.28%	—%
Valuation allowance	9.72%	(43.54)%	3.46%

	(3.40)%	14.11%	20.39%

(1)	Effect of tax holiday is mainly due to certain subsidiaries are entitled ANTE with a preferential income tax of 15%.

(2)	Change of effect of difference of tax rates of subsidiaries outside of China is mainly due to impact from change in fair value generated from warrants in JA Cayman, which is not subject to income tax.

(3)

Change of tax rate increased from (0.32%) in 2013 to 24.30% in 2014 is due to the different enacted tax rate used in the calculation of deferred tax assets in 2014 for one subsidiary to reflect the decrease of tax rate, which resulted in the reduction of previously disclosed deferred tax asset benefit (gross amount). Deferred tax assets for this subsidiary have been fully provided for valuation allowance in both 2014 and 2013.  Change of tax rate decreased from 24.30% in 2014 to (3.06%) in 2015 is due to the different enacted tax rate used in the calculation of deferred tax assets in 2015 for one subsidiary (JA Wafer R&D) to reflect the increase of tax rate due to ANTE recognition expires in 2015, which resulted in the addition of previously disclosed deferred tax asset benefit (gross amount). Deferred tax assets for this subsidiary have been fully provided for valuation allowance in both 2015 and 2014. The corresponding reversal of valuation allowance has been included in the line of valuation allowance.

Schedule of aggregate amount and per share effect of tax holiday

	For the year ended	For the year ended	For the year ended
	December 31, 2013	December 31, 2014	December 31, 2015
The aggregate amount of effect	10,540	43,405	58,194
Per share effect-basic	0.05	0.18	0.24
Per share effect-diluted	0.05	0.18	0.24